Consolidated Statements of Net Earnings - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net sales	[1]	$ 1,578,887	$ 1,458,603	$ 1,509,352
Costs and expenses:
Cost of products sold		1,428,686	1,270,385	1,405,033
Selling, general, and administrative expense		75,459	81,209	81,072
Other operating (income) expense, net		(3,028)	(222)	1,888
Total costs and expenses		1,501,117	1,351,372	1,487,993
Operating income		77,770	107,231	21,359
Other income and expenses:
Interest expense, net of interest income of $967, $699 and $528, respectively		33,245	34,020	14,325
Other non-operating income		(9,958)	(9,788)	(6,759)
Earnings before income taxes		54,483	82,999	13,793
Income taxes		13,259	19,681	4,562
Net earnings		$ 41,224	$ 63,318	$ 9,231
Earnings per share:
Basic (in dollars per share)		$ 5.95	$ 8.64	$ 1.19
Diluted (in dollars per share)		$ 5.9	$ 8.56	$ 1.16
Weighted average common shares outstanding:
Basic (in shares)		6,912	7,318	7,796
Diluted (in shares)		6,979	7,385	7,863

[1]	Information received by the CODM as part of net sales includes trade promotion costs representing amounts paid to retailers for shelf space, to obtain favorable display positions, and to offer temporary price reductions for the sale of the Company's products to consumers.